Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (661)	$ (12)
Return on plan assets (excluding interest based on discount rate)	318	(1,024)
Total remeasurements of employee benefit plans	(343)	(1,036)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(40)	(22)
Total remeasurements of employee benefit plans	$ (40)	$ (22)